CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)
Revenue	$ 57,899,096	$ 40,205,586	$ 19,846,921
Cost of revenue	(57,110,446)	(36,563,945)	(17,230,306)
Gross profit	788,650	3,641,641	2,616,615
Operating expenses:
Allowance for invenory	(195,355)	0	0
Selling expenses	(53,008)	(89,312)	(198,443)
General and administrative expenses	(5,730,147)	(2,060,122)	(1,449,267)
Research and development expenses	(988,559)	(1,032,378)	(385,525)
Total operating expenses	6,967,069	(3,181,812)	(2,033,235)
(Loss) income from operations	(6,178,419)	459,829	583,380
Other income (expenses):
Interest expense	(712,490)	(157,221)	0
Government subsidy income	925,983	1,636,491	1,079,348
Interest income	489	702,872	191,227
Other income (expenses)	116,575	(97,990)	(120,246)
Total other income, net	330,557	2,084,152	1,150,329
(Loss) income before income taxes	(5,847,862)	2,543,981	1,733,709
Income tax benefits/(expenses)	222,122	(314,273)	(437,349)
Net (loss) income	(5,625,740)	2,229,708	1,296,360
Deemed dividend on conversion of Convertible Preferred Shares to Ordinary Shares	0	0	(975,000)
Net income (loss) attributable to Shareholders	(5,625,740)	2,229,708	321,360
Net (loss) income	(5,625,740)	2,229,708	1,296,360
Other comprehensive (loss) income:
Foreign currency translation (loss) gain	(2,238,556)	(6,655,036)	1,089,346
Comprehensive (loss) income	$ (7,864,296)	$ (4,425,328)	$ 2,385,706
(Loss) earnings per share
Basic	$ (3.12)	$ 3.09	$ 2.56
Diluted	$ (3.12)	$ 3.09	$ 2.56
Weighted average shares outstanding
Basic	1,802,948	721,993	506,584
Diluted	2,267,082	721,993	506,584